Note 9 - Common Stock, Additional Paid-in Capital and Dividends (Details Textual) $ / shares in Units, $ in Thousands							5 Months Ended	6 Months Ended
		Jun. 23, 2017	May 11, 2017	May 08, 2017 USD ($) $ / shares shares	Feb. 17, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares		Jun. 30, 2016 USD ($) shares	Dec. 31, 2016 $ / shares shares
Proceeds from Issuance of Convertible Preferred Stock | $								$ 7,500
Stock Issued During Period, Shares, Warrants Exercised								1,429
Class of Warrant or Right, Exercised During Period								274,265
Class of Warrant or Right, Outstanding							2,399,141	2,399,141		5,273,820	2,673,406
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							17,081,886	17,081,886			3,381,791
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.35 [1]	$ 0.35	[1]		$ 1.97	[2]
Stock Issued During Period, Value, New Issues | $								$ 28,623
Warrants Issued in Connection with Follow-on Offering of June 6, 2014 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							17,081,886	17,081,886
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.35	$ 0.35
Common Stock [Member]
Stock Issued During Period, Shares, Payment for Commitment Fee								243
Stock Issued During Period, Shares, New Issues								2,090,961
Stock Issued During Period, Value, New Issues | $	[3]							$ 21
Conversion of Series C Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued								6,502,660
Conversion of Stock, Shares Converted								2,815
Series C Convertible Preferred Stock [Member]
Convertible Preferred Stock, Conversion Price, Percentage of VWAP							75.00%	75.00%
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares							$ 1,125	$ 1,125
Series C Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares							$ 0.25	$ 0.25
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock | $					$ 7,500
Convertible Preferred Stock, Conversion Price, Percentage of VWAP					75.00%
Convertible Preferred Stock, Maximum Related Party Ownership Percentage Allowed for Conversion					4.99%
Convertible Preferred Stock, Redemption Percentage at Reporting Entity Request					120.00%
Convertible Preferred Stock, Redemption Percentage at Shareholder Request					100.00%
Preferred Stock, Dividend Rate, Percentage					8.00%
Stock Issued During Period, Shares, New Issues					7,500
Stock Issued During Period, Value, New Issues | $					$ 7,500
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares					$ 1,125
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares					$ 0.25
Tankers Family Inc. [Member] | Series D Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues				100,000
Stock Issued During Period, Value, New Issues | $				$ 1
Preferred Stock, Voting Rights Equivalent to Common Shares Per Share				1,000
Preferred Stock, Liquidation Preference Per Share | $ / shares				$ 0.01
Kalani Investments Limited [Member]
Common Stock Purchase Agreement, Shares Authorized for Issuance, Value | $						$ 40,341
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance						2 years
Common Stock Purchase Agreement, Fee Percentage						1.00%
Proceeds from Issuance of Common Stock | $							$ 29,306	$ 10,739
Kalani Investments Limited [Member] | Common Stock [Member]
Stock Issued During Period, Value, Issued for Services | $						$ 606
Stock Issued During Period, Shares, New Issues								2,090,961
Kalani Investments Limited [Member] | Common Stock [Member] | Issued for Commitment Fee [Member]
Stock Issued During Period, Shares, New Issues							3,628
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		15	20

[1]	Applying the Variable Exercise Price as applicable at June 30, 2017
[2]	Applying the Variable Exercise Price as applicable at December 31, 2016
[3]	Adjusted to reflect the reverse stock splits effected in May and June (see Note 9)